Discontinued Operations	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Discontinued Operations
Discontinued Operations

Note 5 – Discontinued Operations

In February 2020, the Company discontinued its grocery stores business as the Company has been operating at losses in this business.  As a result, the results of operations for the Company’s grocery stores business are reported as discontinued operations under the guidance of Accounting Standards Codification 205.

Reconciliation of the carrying amounts of major classes of assets and liabilities from discontinued operations in the consolidated balance sheets as of December 31, 2020 and June 30, 2020 is as follow:

Carrying amounts of major classes of assets included as part of discontinued operations of CQ Pengmei:

	December 31,	June 30,
	2020	2020
	(Unaudited)
CURRENT ASSETS:
Cash and cash equivalents	$1,957	$2,523
Restricted cash	12	—
Other receivables, net	5,934	57,395
Prepayments	7,407	—
Security deposits	3,535	3,267
Total current assets of discontinued operations	18,845	63,185

OTHER ASSETS:
Other receivables	52,333	48,371
Plant and equipment, net	26,183	25,752
Operating lease right-of-use assets	492,953	505,329
Total other assets of discontinued operations	571,469	579,452

Total assets of discontinued operations	$590,314	$642,637

Carrying amounts of major classes of liabilities included as part of discontinued operations of CQ Pengmei:

CURRENT LIABILITIES:
Short-term loan – banks	$328,910	$336,845
Loans from third parties	459,379	474,135
Accounts payable	42,525	64,725
Customer deposits	2,676	6,519
Other payables and accrued liabilities	417,461	416,227
Other payables – related parties	32,378	29,846
Operating lease liabilities	37,080	116,904
Total current liabilities of discontinued operations	1,320,409	1,445,201

OTHER LIABILITIES:
Operating lease liabilities - noncurrent	456,005	417,729

Total liabilities of discontinued operations	$1,776,414	$1,862,930

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the six months ended December 31, 2020 and 2019.

	For the Six Months	For the Six Months
	Ended	Ended
	December 31,	December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Supermarket and grocery store	$—	$1,179,541

Cost of revenue	—	1,068,297

Gross profit	—	111,244

OPERATING EXPENSES:
Selling	69,721	232,101
General and administrative	7,147	68,706
Provision for doubtful accounts	47,091	—
Impairment of long-lived assets	—	318,357
Total operating expenses	123,959	619,164

Loss from operations	(123,959)	(507,920)

OTHER INCOME (EXPENSES)
Interest income	5	5
Interest expense	(34,707)	(42,177)
Other finance expense	(127)	(2,979)
Other income, net	71,175	13,620
Total other income (expense), net	36,346	(31,531)

Loss before income taxes	(87,613)	(539,451)

Income tax expense	—	—

Net loss from discontinued operations	$(87,613)	$(539,451)

Note 5 – Discontinued Operations

In February 2020, the Company discontinued its grocery stores business as the Company has been operating at losses in this business.  As a result, the results of operations for the Company’s grocery stores business are reported as discontinued operations under the guidance of Accounting Standards Codification 205.

Reconciliation of the carrying amounts of major classes of assets and liabilities from discontinued operations in the consolidated balance sheets as of June 30, 2020 and 2019 is as follow:

Carrying amounts of major classes of assets included as part of discontinued operations of CQ Pengmei:

	June 30, 2020	June 30, 2019
CURRENT ASSETS:
Cash and cash equivalents	$2,523	$19,015
Other receivables, net	57,395	20,967
Inventories	—	112,641
Security deposits	3,267	21,844
Total current assets of discontinued operations	63,185	174,467

OTHER ASSETS:
Other receivables	48,371	122,584
Prepaid expenses	—	508,271
Plant and equipment, net	25,752	1,213,983
Operating lease right-of-use assets	505,329	—
Total other assets of discontinued operations	579,452	1,844,838

Total assets of discontinued operations	$642,637	$2,019,305

Carrying amounts of major classes of liabilities included as part of discontinued operations of CQ Pengmei:

CURRENT LIABILITIES:
Short-term loan – banks	$336,845	$364,071
Loans from third parties	474,135	626,201
Accounts payable	64,725	217,953
Customer deposits	6,519	2,618
Other payables and accrued liabilities	416,227	571,553
Other payables – related parties	29,846	88,670
Operating lease liabilities	116,904	—
Taxes payable	—	987
Total current liabilities of discontinued operations	1,445,201	1,872,053

OTHER LIABILITIES:
Operating lease liabilities - noncurrent	417,729	—

Total liabilities of discontinued operations	$1,862,930	$1,872,053

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended June 30, 2020, 2019 and 2018.

	For the Year Ended	For the Year Ended	For the Year Ended
	June 30,	June 30,	June 30,
	2020	2019	2018
Supermarket and grocery store	$1,574,965	$3,465,885	$—

Cost of revenue	1,435,597	3,114,906	—

Gross profit	139,368	350,979	—

OPERATING EXPENSES:
Selling	438,458	704,766	—
General and administrative	162,976	189,553	—
Provision for right-of-use assets	250,181	—	—
Loss on disposal of long-lived assets	276,648	—	—
Impairment of long-lived assets	724,987	—	—
Total operating expenses	1,853,250	894,319	—

Loss from operations	(1,713,882)	(543,340)	—

OTHER INCOME (EXPENSES)
Interest income	14	33	—
Interest expense	(114,853)	(110,350)	—
Other finance expense	(3,156)	(20,532)	—
Other income, net	35,640	11,568	—
Total other expense, net	(82,355)	(119,281)	—

Loss before income taxes	(1,796,237)	(662,621)	—

Income tax expense	—	—	—

Net loss from discontinued operations	$(1,796,237)	$(662,621)	$—